Financial Instruments (Details 6) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial assets held for trading
Monetary funds and ETFs	₪ 18	₪ 14
Marketable securities	444	480
Forward contracts	(135)	(212)
Contingent consideration for a business combination		(14)
Total Financial Assets Held For Trading	327	268
Level 1 [member]
Financial assets held for trading
Monetary funds and ETFs	18	14
Marketable securities	444	480
Forward contracts
Contingent consideration for a business combination
Total Financial Assets Held For Trading	462	494
Level 2 [member]
Financial assets held for trading
Monetary funds and ETFs
Marketable securities
Forward contracts		(212)
Contingent consideration for a business combination
Total Financial Assets Held For Trading		(212)
Level 3 [member]
Financial assets held for trading
Monetary funds and ETFs
Marketable securities
Forward contracts	(135)
Contingent consideration for a business combination		(14)
Total Financial Assets Held For Trading	₪ (135)	₪ (14)